Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 51,177,970
Previously Paid Amount	0.00
Total Fee Amount	7,067.68
Total Offset Amount	0.00
Net Fee	7,067.68
Narrative - Max Aggregate Offering Price	$ 51,177,970
Final Prospectus	true